UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.5%
	BERMUDA – 4.3%
642,871	Lazard Ltd. - Class A	$33,622,153

	CANADA – 10.0%
540,694	Canadian National Railway Co.	36,139,987
216,073	Canadian Pacific Railway Ltd.	41,043,066
		77,183,053
	CHINA – 6.6%
16,284,500	Sun Art Retail Group Ltd.	20,318,592
1,910,500	Tencent Holdings Ltd.	31,025,873
		51,344,465
	DENMARK – 11.7%
588,770	Chr Hansen Holding A/S	24,343,697
831,770	Novo Nordisk A/S - ADR	38,303,008
566,668	Novozymes A/S	28,021,398
		90,668,103
	FRANCE – 1.9%
86,253	LVMH Moet Hennessy Louis Vuitton S.A.	14,837,387

	IRELAND – 3.6%
186,558	Perrigo Co. PLC	28,067,651

	JAPAN – 6.6%
128,543	FANUC Corp.	22,216,126
733,360	Sysmex Corp.	28,469,403
		50,685,529
	MEXICO – 2.0%
6,219,898	Wal-Mart de Mexico S.A.B. de C.V.	15,432,122

	NETHERLANDS – 12.3%
324,839	ASML Holding N.V.	30,586,840
127,019	Core Laboratories N.V.	18,599,392
579,376	Sensata Technologies Holding N.V.*	26,790,346
636,085	Yandex N.V. - Class A*	19,260,654
		95,237,232
	PORTUGAL – 1.2%
693,490	Jeronimo Martins SGPS S.A.	9,064,680

	SOUTH AFRICA – 1.8%
929,433	Shoprite Holdings Ltd.	14,024,887

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SPAIN – 3.3%
876,295	Inditex S.A.	$25,599,126

	SWEDEN – 2.8%
877,855	Svenska Cellulosa A.B. SCA - Class B	21,618,099

	SWITZERLAND – 11.0%
309,763	ACE Ltd.	31,007,277
375,725	Nestle S.A.	27,817,169
12,012	SGS S.A.	26,166,035
		84,990,481
	TAIWAN – 5.1%
1,959,579	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	39,191,580

	UNITED KINGDOM – 8.7%
384,496	ARM Holdings PLC - ADR	16,441,049
457,251	ASOS PLC*	19,222,761
363,055	Reckitt Benckiser Group PLC	32,050,223
		67,714,033
	UNITED STATES – 3.6%
615,141	Coca-Cola Enterprises, Inc.	27,958,158

	TOTAL COMMON STOCKS (Cost $670,366,503)	747,238,739

	SHORT-TERM INVESTMENTS – 3.2%
25,126,107	Fidelity Institutional Money Market Fund, 0.05%1	25,126,107

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,126,107)	25,126,107

	TOTAL INVESTMENTS – 99.7% (Cost $695,492,610)	772,364,846
	Other Assets in Excess of Liabilities – 0.3%	2,081,644

	TOTAL NET ASSETS – 100.0%	$774,446,490

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 90.3%
	ARGENTINA – 3.4%
2,005	MercadoLibre, Inc.	$185,463

	BRAZIL – 8.7%
6,070	BRF S.A. - ADR	148,715
4,530	Embraer S.A. - ADR	172,321
8,550	Totvs S.A.	147,688
		468,724
	CHILE – 1.7%
4,225	Embotelladora Andina S.A. - ADR	90,415

	CHINA – 22.6%
256,000	Anton Oilfield Services Group	143,817
2,615	Ctrip.com International Ltd. - ADR*	167,438
195,620	Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	200,656
163,600	Sun Art Retail Group Ltd.	204,128
19,200	Tencent Holdings Ltd.	311,802
22,875	Tsingtao Brewery Co., Ltd. - Class H	186,376
		1,214,217
	INDIA – 3.7%
4,491	Dr Reddy's Laboratories Ltd. - ADR	200,972

	INDONESIA – 8.3%
133,645	Bank Rakyat Indonesia Persero Tbk P.T.	128,188
741,500	Kalbe Farma Tbk P.T.	109,508
289,500	Tower Bersama Infrastructure Tbk P.T.	207,545
		445,241
	MACAU – 3.7%
46,500	Wynn Macau Ltd.	198,154

	MEXICO – 7.7%
7,610	Grupo Televisa S.A.B. - ADR	270,840
57,400	Wal-Mart de Mexico S.A.B. de C.V.	142,414
		413,254
	NETHERLANDS – 4.3%
7,628	Yandex N.V. - Class A*	230,976

	PHILIPPINES – 2.8%
153,900	Puregold Price Club, Inc.	148,510

	PORTUGAL – 2.5%
10,260	Jeronimo Martins SGPS S.A.	134,110

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH AFRICA – 2.8%
10,170	Shoprite Holdings Ltd.	$153,463

	SOUTH KOREA – 2.9%
215	NAVER Corp.	153,520

	TAIWAN – 8.2%
11,000	Ginko International Co., Ltd.	158,815
14,095	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	281,900
		440,715
	TURKEY – 1.9%
4,063	Coca-Cola Icecek A.S.	101,926

	UNITED STATES – 5.1%
938	PriceSmart, Inc.	77,197
2,865	Yum! Brands, Inc.	198,831
		276,028

	TOTAL COMMON STOCKS (Cost $4,883,300)	4,855,688

	SHORT-TERM INVESTMENTS – 20.1%
1,083,212	Fidelity Institutional Money Market Fund, 0.05%1	1,083,212

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,083,212)	1,083,212

	TOTAL INVESTMENTS – 110.4% (Cost $5,966,512)	5,938,900
	Liabilities in Excess of Other Assets – (10.4)%	(560,290)

	TOTAL NET ASSETS – 100.0%	$5,378,610

ADR – American Depository Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 120.9%
	CANADA – 3.2%
84	Canadian National Railway Co.	$5,615

	CHINA – 11.1%
4,000	Sun Art Retail Group Ltd.	4,991
500	Tencent Holdings Ltd.	8,120
760	Tsingtao Brewery Co., Ltd. - Class H	6,192
		19,303
	DENMARK – 3.8%
145	Novo Nordisk A/S - ADR	6,677

	IRELAND – 4.9%
57	Perrigo Co. PLC	8,576

	NETHERLANDS – 8.1%
37	Core Laboratories N.V.	5,418
188	Sensata Technologies Holding N.V.*	8,693
		14,111
	SWITZERLAND – 12.3%
59	ACE Ltd.	5,906
91	Nestle S.A.	6,737
4	SGS S.A.	8,713
		21,356
	TAIWAN – 4.9%
427	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8,540

	UNITED KINGDOM – 10.5%
116	ARM Holdings PLC - ADR	4,960
105	ASOS PLC*	4,414
190	Rotork PLC	8,843
		18,217
	UNITED STATES – 62.1%
43	Amazon.com, Inc.*	13,458
60	Celgene Corp.*	5,229
72	CME Group, Inc.	5,324
55	Cooper Cos., Inc.	8,848
55	Costco Wholesale Corp.	6,465
122	eBay, Inc.*	6,442
85	Express Scripts Holding Co.*	5,920
15	Google, Inc. - Class A*	8,693

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
40	LinkedIn Corp. - Class A*	7,226
64	Monsanto Co.	$7,238
128	NIKE, Inc. - Class B	9,873
80	Starbucks Corp.	6,214
253	TD Ameritrade Holding Corp.	8,126
45	TripAdvisor, Inc.*	4,268
70	Yum! Brands, Inc.	4,858
		108,182
	TOTAL COMMON STOCKS (Cost $191,951)	210,577

	SHORT-TERM INVESTMENTS – 5.5%
9,537	Fidelity Institutional Money Market Fund, 0.05%1	9,537

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,537)	9,537

	TOTAL INVESTMENTS – 126.4% (Cost $201,488)	220,114
	Liabilities in Excess of Other Assets – (26.4)%	(46,010)

	TOTAL NET ASSETS – 100.0%	$174,104

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedule of Investments.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets Fund”), and WCM Focused Global Growth Fund (“Global Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The International Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The International Growth Fund commenced investment operations on May 31, 2011 with the Institutional Class shares. The Investor Class shares commenced operations on August 31, 2011.

The Emerging Markets Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Emerging Markets Fund commenced investment operations on June 28, 2013.

The Global Growth Fund’s primary investment objective is to provide long-term capital appreciation. The Fund offers two classes of shares, Investor Class and Institutional Class. The Global Growth Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that each Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At July 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	Global Growth Fund
Cost of investments	$696,008,118	$5,967,207	$201,993

Gross unrealized appreciation	$108,921,560	$236,588	$23,515
Gross unrealized depreciation	(32,564,832)	(264,895)	(5,394)
Net unrealized appreciation (depreciation) on investments	$76,356,728	$(28,307)	$18,121

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2014, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Bermuda	$33,622,153	$-	$-	$33,622,153
Canada	77,183,053	-	-	77,183,053
China	20,318,592	31,025,873	-	51,344,465
Denmark	38,303,008	52,365,095	-	90,668,103

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

France	-	14,837,387	-	14,837,387
Ireland	28,067,651	-	-	28,067,651
Japan	-	50,685,529	-	50,685,529
Mexico	15,432,122	-	-	15,432,122
Netherlands	95,237,232	-	-	95,237,232
Portugal	-	9,064,680	-	9,064,680
South Africa	-	14,024,887	-	14,024,887
Spain	-	25,599,126	-	25,599,126
Sweden	-	21,618,099	-	21,618,099
Switzerland	31,007,277	53,983,204	-	84,990,481
Taiwan	39,191,580	-	-	39,191,580
United Kingdom	16,441,049	51,272,984	-	67,714,033
United States	27,958,158	-	-	27,958,158
Short-Term Investments	25,126,107	-	-	25,126,107
Total Investments	$447,887,982	$324,476,864	$-	$772,364,846

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Argentina	$185,463	$-	$-	$185,463
Brazil	468,724	-	-	468,724
Chile	90,415	-	-	90,415
China	371,566	842,651	-	1,214,217
India	200,972	-	-	200,972
Indonesia	207,545	237,696	-	445,241
Macau	-	198,154	-	198,154
Mexico	413,254	-	-	413,254
Netherlands	230,976	-	-	230,976
Philippines	-	148,510	-	148,510
Portugal	-	134,110	-	134,110
South Africa	-	153,463	-	153,463
South Korea	-	153,520	-	153,520
Taiwan	281,900	158,815	-	440,715
Turkey	-	101,926	-	101,926

WCM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

United States	276,028	-	-	276,028
Short-Term Investments	1,083,212	-	-	1,083,212
Total Investments	$3,810,055	$2,128,845	$-	$5,938,900

Global Growth Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Canada	$5,615	$-	$-	$5,615
China	4,991	14,312	-	19,303
Denmark	6,677	-	-	6,677
Ireland	8,576	-	-	8,576
Netherlands	14,111	-	-	14,111
Switzerland	5,906	15,450	-	21,356
Taiwan	8,540	-	-	8,540
United Kingdom	4,960	13,257	-	18,217
United States	108,182	-	-	108,182
Short-Term Investments	9,537	-	-	9,537
Total Investments	$177,095	$43,019	$-	$220,114

*	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. As of July 31, 2014 certain securities in the International Growth Fund, Global Growth Fund and Emerging Markets Fund transferred Levels due to these Funds applying fair value pricing to non-U.S. Securities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/14